Contractual obligations	12 Months Ended
Dec. 31, 2024
Contractual Obligations
Contractual obligations

32 Contractual obligations

The Company has long-term commitments for the purchase of feedstock. As of December 31, 2024, these commitments amounted to R$ 8,355 (2023: R$ 8,616) and are expected to be settled by 2044.